Income Taxes (Details 1) - USD ($)	Jun. 30, 2014	Jun. 30, 2013
Deferred tax assets:
Net operating losses carry forwards	$ 71,938	$ 88,358
Total deferred tax assets	26,800	33,500
Deferred tax liabilities:	0	0
Total deferred tax liabilities	0	0
Net deferred tax asset	26,800	33,500
Valuation allowance	$ (26,800)	$ (33,500)
Deferred tax asset, net